CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Statement Of Income and Comprehensive Income [Abstract]
Net earnings for the period	$ 969	$ 683	$ 2,424	$ 1,764
Other comprehensive income, net of tax expense:
Unrealized holding gains on securities during the period, net of tax expense of $766 and $369 for the nine months ended September 30, 2011 and 2010, respectively, and $120 and $53 for the three months ended September 30, 2011 and 2010, respectively	232	102	1,486	717
Comprehensive income	1,201	785	3,910	2,481
Accumulated comprehensive incomeAccumulated comprehensive income	$ 435	$ 337	$ 435	$ 337